Schedule of amortization of intangible asset (Details) - USD ($)	Sep. 30, 2023	Mar. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
2024	$ 69,486
2025	69,486
2026	66,849
2027	3,155
Intangible assets, net	$ 208,976	$ 254,646